Taxation	12 Months Ended
Dec. 31, 2025
TAXATION [Abstract]
Taxation
15.	TAXATION
Value-Added Tax
The Sohu Group’s revenues are subject to VAT in the Chinese mainland. To record VAT payable, the Group adopted the net presentation method, which presents the difference between the output VAT (at a rate of 6% or 13%) and the available input VAT amount (at the rate applicable to the supplier).
Income Tax
Cayman Island Tax
Under the current tax laws of the Cayman Islands, Sohu.com Limited is not subject to tax on its income or capital gains, and no Cayman Islands withholding tax will be imposed upon any payment of dividends by Sohu.com Limited to its shareholders.
Hong Kong Tax
The Group’s subsidiaries incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5% for each of the years ended December 31, 2025, 2024 and 2023.
Chinese Mainland Income Tax
The majority of the subsidiaries and VIEs of the Sohu Group are based in the Chinese mainland and are subject to income taxes in the Chinese mainland. These Chinese mainland-based subsidiaries and VIEs conduct substantially all of the Sohu Group’s operations, and generate most of the Sohu Group’s income or losses. The Chinese mainland generally imposes an income tax rate of 25%
on all enterprises, but grants preferential tax treatment to “high and new technology enterprises” (“HNTEs”).
Under preferential tax treatment, HNTEs can enjoy an income tax rate of 15%, but need to re-apply
every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% income tax rate.
Principal Entities Qualified as HNTEs
As of December 31, 2025, the following principal entities of the Sohu Group were qualified as HNTEs and were entitled to an income tax rate of 15%.

-
Gamespace, Changyou Chuangxiang and Sohu New Momentum re-applied for HNTE qualification and received approval in 2025. They are entitled to continue to enjoy the beneficial tax rate as HNTEs for the years 2025 through 2027, and will need to re-apply for HNTE qualification in 2028.

-	Video Tianjin and Sohu Internet qualified as HNTEs for the years 2024 through 2026, and will need to re-apply for HNTE qualification in 2027.

-	Gamease, AmazGame, Sohu Media and Guangzhou Qianjun qualified as HNTEs for the years 2023 through 2025, and will need to re-apply for HNTE qualification in 2026.
U.S. Corporate Income Tax
Sohu.com Inc., which was formerly the
top-tier
publicly-traded parent company of the Sohu Group, was dissolved and liquidated on May 31, 2018. Sohu.com Inc. was a Delaware corporation that was subject to U.S. federal corporate income tax on its taxable income at a rate of 21% for taxable years beginning after December 31, 2017 and up to 35% for prior tax years. The U.S. TCJA significantly modified the U.S. Internal Revenue Code by, among other things, reducing the maximum statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017; limiting and/or eliminating many business deductions; migrating the U.S. to a partial territorial tax system with a one-time
Toll Charge on a mandatory deemed repatriation of previously deferred foreign earnings of certain foreign subsidiaries; subject to certain limitations, generally eliminating U.S. corporate income tax on dividends from foreign subsidiaries; and providing for new taxes on certain foreign earnings.
Treatment of Toll Charge Related to the U.S. TCJA
Beginning in the fourth quarter of 2017, the Sohu Group had recognized a provisional amount of income tax expense for the Toll Charge of $219 million, which represented management’s estimate of the amount of the Toll Charge that would have been payable by Sohu.com Inc. based on the deemed repatriation to the United States of its share of previously deferred earnings of certain of its
non-U.S.
subsidiaries, offset by a reduction of $4 million in liability for deferred U.S. income tax, as a result of the U.S. TCJA. The Sohu Group included the provisional amount of the Toll Charge of $219 million in its interim financial statements through the quarter ended September 30, 2018, in reliance on SAB 118.
For the fourth quarter of 2018, the Sohu Group’s management
re-evaluated
the impact on the Sohu Group of the Toll Charge under the U.S. TCJA. Management determined that it was more likely than not, based on the technical merits, that the tax position that the Sohu Group had no Toll Charge liability would be sustained. The Group recognized a tax benefit in the amount of $77 million, which was the largest amount that management determined to be greater than 50% likely to be realized upon settlement with the U.S. IRS. As a result, as of December 31, 2018, the Sohu Group had an unrecognized tax benefit in the amount of $142 million, which represented the difference between the tax benefit recognized in the fourth quarter of 2018 and management’s previous estimate of the Toll Charge, and began to accrue related interest. In the first quarter of 2025, due to the expiration of the statutory period for the IRS to conduct an examination of the

Sohu Group’s tax return in connection with the Toll Charge, the Sohu Group fully reversed the tax expense with respect to the Toll Charge that resulted in recognition of the previously unrecognized tax benefit of

$
199

million, consisting of principal
 of $
142

million and related accumulated accrued interest of $
57

million.
Composition of Income Tax Expense

Sohu.com Limited is not subject to income or capital gains tax under the current laws of the Cayman Islands. There are no other taxes likely to be material to Sohu.com Limited levied by the government of the Cayman Islands.
The components of income before income taxes are as follows (in thousands):

	Year ended December 31,
	2023	2024	2025
Income/(loss) before income tax expense
Loss from Chinese mainland operations	$(22,560)	$(68,338)	$(30,143)
Income/(loss) from non-Chinese mainland operations	16,910	20,170	(19,380)

Total loss before income tax expense from continuing operations	$(5,650)	$(48,168)	$(49,523)

Income tax expense/(benefit) applicable to Chinese mainland operations
Current tax	$22,701	$18,700	$23,058
Deferred tax	24,728	17,785	(269,367)

Subtotal income tax expense/(benefit) applicable to Chinese mainland operations	47,429	36,485	(246,309)
Non-Chinese mainland income tax expense/(benefit)	12,850	15,300	(198,387)
Non-Chinese mainland withholding tax expense	141	285	1,087

Total income tax expense/(benefit) from continuing operations	$60,420	$52,070	$(443,609)

In 2025, of the total of $443.6 million in income tax benefit, $246.3 million was from Chinese mainland tax, resulting primarily from reversal of withholding income tax expense related to Changyou of $285.5 million; and $198 million was for U.S. corporate income tax, resulting primarily from recognition of a tax benefit related to the Toll Charge.
In 2024, of the total of $52.1 million in income tax expense, $36.5 million was from Chinese mainland tax, resulting primarily from accrued regular income tax expense of $32.5 million; and $15 million was for U.S. corporate income tax, resulting primarily from accrued interest on an unrecognized tax benefit related to the Toll Charge.
In 2023, of the total of $60.4 million in income tax expense, $47.4 million was from Chinese mainland tax, resulting primarily from accrued regular income tax expense of $36.8 million, and $13 million was for U.S. corporate income tax, resulting primarily from accrued interest on an unrecognized tax benefit related to the Toll Charge.
The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2023	2024	2025
Tax holiday effect	$(18,961)	$(22,072)	$13,911
Basic net loss per share effect	(0.56)	(0.69)	0.49
Effective Tax Rate
The Chinese mainland generally imposes an income tax rate of 25% on all enterprises, but grants preferential tax treatment to HNTEs.

The following is reconciliation between the statutory rate and the Group’s effective tax rate. For 2023, 2024 and 2025, the statutory rate represented the Chinese mainland statutory rate of 25%. The table for 2023 and 2024 below does not reflect any accruals related to the Toll Charge. See “
U.S. Corporate Income Tax
” and “
Treatment of Toll Charge Related to the U.S. TCJA.
”

	Year Ended December 31,
	2023	2024
Statutory Rate:	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	(335%)	(46%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	44%	11%
Effect of withholding taxes	(331%)	(34%)
Changes in valuation allowance for deferred tax assets	(1,077%)	(99%)
Research and development super-deduction	737%	82%
Others	95%	(15%)

	(842%)	(76%)

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows (in thousands, except percentages):

	Year Ended December 31, 2025
	Amount	Percent
Statutory Rate:	$(12,381)	25.0%
Foreign Tax Effects
Cayman
Statutory tax rate difference between Cayman and Chinese mainland	5,051	(10.2%	)
Other	631	(1.3%	)
Hong Kong
Statutory tax rate difference between Hong Kong and Chinese mainland	(103)	0.2%
Changes in valuation allowances	(736)	1.5%
British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Chinese mainland	702	(1.4%	)
Other foreign jurisdictions	944	(1.9%	)
Effect of Cross-Border Tax Laws	74	(0.1%	)
Changes in Valuation Allowance	48,075	(97.1%	)
Nontaxable or Nondeductible Items
Research and development credits	(34,374)	69.4%
Tax holidays applicable to subsidiaries and consolidated VIEs	13,911	(28.1%	)
Goodwill impairment	3,687	(7.4%	)
Other	602	(1.2%	)
Changes in Unrecognized Tax Benefits	(199,018)	401.9%
Other Adjustments
Withholding taxes	(270,917)	547.1%
Other	243	(0.5%	)

Effective Tax Rate	$(443,609)	895.9%

Note: In 2025, the Sohu Group paid $
28.6
million in income taxes (net of refunds received) in the Chinese mainland and $
1.1
million
in income taxes in jurisdictions outside of the Chinese mainland.
Chinese Mainland Withholding Income Tax on Dividends
Dividends distributed by foreign invested enterprises in the Chinese mainland to their immediate holding companies outside the Chinese mainland are subject to a 10% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between the Chinese mainland and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be subject to a 5% withholding tax rate under an arrangement between the Chinese mainland and the Hong Kong Special Administrative Region on the “Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income,” if such holding company is considered a non-Chinese
mainland resident enterprise and holds at least 25% of the equity interests in the Chinese mainland foreign invested enterprise distributing the dividends, subject to approval of the local tax authority in the Chinese mainland. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable Chinese mainland tax regulations, such dividend will remain subject to a withholding tax rate of 10%.
Prior to 2025, the Sohu Group’s dividend policy for Changyou allowed Changyou’s Chinese mainland subsidiaries (for avoidance of doubt, excluding the Changyou VIEs and their subsidiaries) to distribute their cumulative available and undistributed earnings to their direct, non-Chinese mainland parent holding companies. As of December 31, 2024, the Group had an accrued deferred tax liability related to the dividend policy for Changyou in the amount of $265.9 million for Chinese mainland withholding tax. Under a revision of the dividend policy for Changyou adopted in the fourth quarter of 2025, the Group does not intend for Changyou’s Chinese mainland subsidiaries to distribute any undistributed earnings to their direct, non-Chinese mainland parent holding companies for the foreseeable future, but for such earnings to instead be reinvested in the Group’s Chinese mainland operations. As a result, the Group no longer accrues any corresponding Chinese mainland withholding tax and, in the fourth quarter of 2025, fully reversed the previously accrued deferred tax liability of
 $
283.6
million.
The Sohu Group currently does not intend to have any of its Chinese mainland subsidiaries or the VIEs distribute any undistributed profits of such subsidiaries or VIEs to their direct overseas parent companies, but rather intends that such profits will be reinvested by such subsidiaries and VIEs for the Group’s Chinese mainland operations
. As of December 31, 2025, the total amount of undistributed profits from the Chinese mainland subsidiaries and VIEs for which no withholding tax had been accrued was $557.2 million, and the unrecognized tax liabilities were $55.7 million.

Deferred Tax Assets and Liabilities
Significant components of the Group’s deferred tax assets and liabilities consist of the following (in thousands):

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss from operations	$395,642	$428,770
Accrued bonus and commissions	2,973	4,160
Intangible assets impairment	158	78
Others	8,190	6,334

Total deferred tax assets	406,963	439,342
Less: Valuation allowance	(400,000)	(430,628)

Net deferred tax assets	$6,963	$8,714

Deferred tax liabilities:
Withholding tax for dividend	$(265,863)	$0
Others	(7,834)	(7,930)

Total deferred tax liabilities	$(273,697)	$(7,930)

Net deferred tax assets are recorded under other assets in the consolidated balance sheets. As of December 31, 2025, the Group had net operating losses from Chinese mainland entities of approximately $2.70 billion available to offset against future net profit for income tax purposes. The Group anticipates that it is more likely than not that these net operating losses may not be utilized based on its estimate of the operation performance of these Chinese mainland entities; therefore, $421.0 million in deferred tax assets generated from net operating losses were offset by a valuation allowance.
The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	Year Ended December 31,
	2023	2024	2025
Beginning balance	$320,589	$371,532	$400,000
Provision for the year	60,554	42,986	37,872
Reversal for the year	(4,134)	(9,076)	(16,138)
Foreign currency translation adjustment	(5,477)	(5,442)	8,894

Ending balance	$371,532	$400,000	$430,628

In 2025, $155.8 million of Chinese mainland net operating losses generated from previous years expired. Pursuant to a public announcement issued by the China State Administration of Taxation in August 2018, net operating losses of entities not qualified as HNTEs will expire between 2026 and 2030 if not utilized and those of entities qualified as HNTEs will expire in 2035. The reversal of valuation allowance was also due to the impact of changes in income tax rates upon preferential tax rates being obtained.
Uncertain Tax Positions
The following table summarizes the Group’s unrecognized tax benefit from January 1, 2023 to December 31, 2025 (in thousands):

	As of December 31,
	2023	2024	2025
Beginning balance	$200,228	$212,859	$211,848
Increases/(decrease) related to prior year tax positions	12,850	(820)	(199,018)
Foreign currency translation adjustment	(219)	(191)	291

Ending balance	$212,859	$211,848	$13,121

The decrease in 2025 was mainly due to a reversal of an uncertain tax position related to the Toll Charge. The decrease in 2024 was mainly due to a reversal of uncertain tax positions related to business acquisitions. The increase in 2023 was mainly due to interest recognized in connection with an unrecognized tax benefit.
As of the date of the filing of this report, the only material jurisdiction in which the Group is subject to potential examination is the Chinese mainland. In general, the tax authorities in the Chinese mainland have up to five years, and in certain cases up to 10 years, to conduct examinations of the tax filings of the Group.